Share-Based Compensation (Details Textual)		1 Months Ended		6 Months Ended
	Nov. 15, 2017	Aug. 31, 2018 shares	Jul. 31, 2018 shares	Jun. 30, 2018 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reverse split of ordinary shares	1-for-7			1- for- 7
Reverse split of ordinary shares, ratio	0.1429			0.1429
2013 Equity Incentive Plan [Member] | Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant				0
Share options expiration period				10 years
Common stock reserved for future issuance				23,199
2010 Equity Incentive Plan [Member] | Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options expiration period				10 years
Common stock reserved for future issuance				472,502
Options granted				0
Options outstanding, number				209,545
Options outstanding, weighted average exercise price | $ / shares				$ 4.38
2010 Equity Incentive Plan [Member] | Stock Option [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option issued			416,931
2018 Omnibus Equity Incentive Plan [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant		1,100,000
Shares issued in period		232,500
2018 Omnibus Equity Incentive Plan [Member] | Subsequent Event [Member] | Non-Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued in period		130,000
2018 Omnibus Equity Incentive Plan [Member] | Subsequent Event [Member] | Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued in period		160,000